Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies
Schedule of changes in the asset retirement obligation

	Years ended December 31,
(Thousands of dollars)	2012	2011
Beginning balance	$ 13,109	$ 12,028
Accretion expense	1,090	1,007
Liability for additional lagoons placed in service	116	74
Ending balance	$ 14,315	$ 13,109

Schedule of amounts paid for interest and income taxes
	Years ended December 31,
(Thousands of dollars)	2012	2011	2010
Interest (net of amounts capitalized)	$11,674	$6,786	$8,377
Income taxes (net of refunds)	69,760	126,730	69,626